PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 67.2%
Asset-Backed Securities 13.4%
Automobiles 1.0%
ARI Fleet Lease Trust, Series 2022-A, Class A2, 144A	3.120%	01/15/31	2,880	$2,818,456
Donlen Fleet Lease Funding LLC, Series 2021-02, Class A2, 144A	0.560	12/11/34	3,487	3,359,792
Enterprise Fleet Financing LLC,
Series 2021-02, Class A2, 144A	0.480	05/20/27	4,562	4,334,226
Series 2022-01, Class A2, 144A	3.030	01/20/28	12,500	12,097,039
Series 2022-03, Class A2, 144A	4.380	07/20/29	800	779,096

GM Financial Consumer Automobile Receivables Trust, Series 2022-02, Class A2	2.520	05/16/25	4,417	4,358,722
Honda Auto Receivables Owner Trust, Series 2020-01, Class A3	1.610	04/22/24	1,521	1,507,213
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A2	2.630	10/15/24	3,679	3,626,637
				32,881,181
Collateralized Loan Obligations 12.0%
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.029(c)	01/15/30	7,285	7,200,497
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	5.464(c)	01/28/31	5,000	4,941,895
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	5.480(c)	11/17/27	2,292	2,259,025
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	5.285(c)	04/23/31	4,000	3,934,072
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.253(c)	10/20/31	18,000	17,689,680
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.949(c)	07/15/29	2,673	2,640,171
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.029(c)	10/15/30	18,000	17,718,282

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

BlueMountain CLO Ltd. (Cayman Islands), Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	5.159%(c)	07/15/31	4,500	$4,407,079
Canyon Capital CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.079(c)	07/15/30	14,919	14,720,164
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	5.049(c)	04/17/31	4,985	4,900,042
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.323(c)	01/20/32	18,000	17,577,252

Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.243(c)	04/20/31	13,000	12,772,981
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.305(c)	04/24/31	2,000	1,965,224
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.288(c)	04/23/29	10,593	10,472,104

Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	5.355(c)	10/15/29	1,260	1,244,547
Ellington CLO Ltd. (Cayman Islands), Series 2019-04A, Class AR, 144A, 3 Month LIBOR + 1.580% (Cap N/A, Floor 1.580%)	5.659(c)	04/15/29	3,684	3,654,907
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.475(c)	01/22/31	10,340	10,146,570
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.388(c)	04/25/31	7,083	6,975,679
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	5.359(c)	07/17/29	8,017	7,936,330
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.259(c)	01/15/31	1,000	989,746
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.134(c)	07/18/30	16,976	16,637,462

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd., Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.099%(c)	10/17/31	14,000	$13,696,634
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	5.155(c)	04/22/27	6,919	6,846,541
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.218(c)	10/21/30	3,000	2,948,772
Series 2021-38A, Class X, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.029(c)	07/17/34	3,500	3,455,417

Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	4.994(c)	01/18/28	1,822	1,805,277
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	5.347(c)	07/19/28	1,852	1,834,806
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.119(c)	07/15/29	8,990	8,831,866
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.393(c)	07/20/31	5,250	5,096,091

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	4.919(c)	10/12/30	13,500	13,293,045
Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.089(c)	04/17/30	4,906	4,825,790
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	5.159(c)	04/17/31	8,867	8,639,170
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.343(c)	10/20/31	18,000	17,515,476
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.209(c)	01/17/31	1,250	1,235,129
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.343(c)	07/20/30	1,382	1,362,065
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.879(c)	10/15/29	9,591	9,444,850

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square Loan Funding Ltd. (Cayman Islands), (cont’d.)
Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)	5.825%(c)	04/15/31	25,000	$24,912,275

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.243(c)	10/20/31	10,000	9,730,720
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.395(c)	10/23/31	10,000	9,745,040
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.223(c)	10/20/30	10,000	9,815,790
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.323(c)	01/20/32	13,000	12,697,035

TICP CLO Ltd. (Cayman Islands), Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	5.083(c)	04/20/28	777	771,194
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1L2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.294(c)	10/18/31	12,000	11,745,300
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	5.388(c)	10/25/28	1,787	1,775,172
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	4.959(c)	07/15/27	66	66,044
Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.143(c)	10/20/28	8,388	8,235,808
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.292(c)	04/25/31	4,000	3,932,360
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.180(c)	04/18/31	1,864	1,824,032
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.099(c)	04/17/30	1,612	1,584,114
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.383(c)	10/20/28	3,748	3,697,963
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)	5.303(c)	10/20/29	1,280	1,261,486

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.363%(c)	07/20/32	20,000	$19,418,520
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	5.369(c)	04/15/30	222	218,681
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	5.029(c)	04/15/29	396	390,685
				393,436,857
Consumer Loans 0.1%
SoFi Consumer Loan Program Trust, Series 2021-01, Class A, 144A	0.490	09/25/30	976	948,779
Equipment 0.3%
MMAF Equipment Finance LLC, Series 2022-A, Class A2, 144A	2.770	02/13/25	11,000	10,759,488

Total Asset-Backed Securities (cost $445,805,841)				438,026,305
Certificates of Deposit 0.9%
Canadian Imperial Bank of Commerce, SOFR + 0.810% (Cap N/A, Floor 0.000%)	4.620(c)	12/11/23	15,000	15,010,024
Lloyds Bank Corporate Markets PLC, SOFR + 0.540%	4.350(c)	01/31/24	15,000	14,950,570

Total Certificates of Deposit (cost $30,000,000)				29,960,594
Commercial Mortgage-Backed Securities 12.9%
Barclays Commercial Mortgage Securities Trust, Series 2020-C07, Class A1	1.079	04/15/53	949	898,260
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	556	551,601
Series 2018-B03, Class A2	3.848	04/10/51	409	406,249
Series 2018-B05, Class A2	4.077	07/15/51	800	788,923
Series 2020-B18, Class A1	0.875	07/15/53	923	869,385
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4	4.131	11/10/46	21,000	20,618,249

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2014-GC21, Class A4	3.575%	05/10/47	5,912	$5,753,226
Series 2014-GC21, Class AAB	3.477	05/10/47	130	128,046
Series 2014-GC23, Class A3	3.356	07/10/47	11,062	10,644,948
Series 2014-GC23, Class AAB	3.337	07/10/47	464	455,888
Series 2014-GC25, Class A3	3.372	10/10/47	6,519	6,241,091
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,413,510
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	297	296,707
Series 2013-CR08, Class A5	3.612(cc)	06/10/46	14,328	14,215,576
Series 2013-CR11, Class ASB	3.660	08/10/50	179	178,018
Series 2014-CR16, Class A3	3.775	04/10/47	11,527	11,220,745
Series 2014-CR17, Class ASB	3.598	05/10/47	193	190,762
Series 2014-CR18, Class A4	3.550	07/15/47	8,379	8,083,789
Series 2014-CR20, Class A3	3.326	11/10/47	4,545	4,319,452
Series 2014-UBS02, Class A4	3.691	03/10/47	6,239	6,091,613
Series 2014-UBS02, Class A5	3.961	03/10/47	12,500	12,172,879
Series 2014-UBS02, Class ASB	3.472	03/10/47	408	402,061
Series 2014-UBS04, Class A4	3.420	08/10/47	14,250	13,718,910
Series 2014-UBS05, Class A3	3.565	09/10/47	25,000	24,184,650
Series 2015-CR22, Class A3	3.207	03/10/48	820	818,565
Series 2015-CR23, Class ASB	3.257	05/10/48	1,007	979,342
Series 2015-CR24, Class A4	3.432	08/10/48	8,523	8,071,207
Series 2015-CR24, Class ASB	3.445	08/10/48	1,897	1,852,741
Series 2015-LC19, Class A3	2.922	02/10/48	17,197	16,445,702
Series 2015-LC21, Class A4	3.708	07/10/48	11,000	10,473,473
Series 2015-LC23, Class A2	3.221	10/10/48	184	183,227

CSAIL Commercial Mortgage Trust, Series 2016-C05, Class ASB	3.533	11/15/48	2,442	2,359,390
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	4,040	3,882,026
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	4.639(c)	11/21/35	5,369	5,161,914
GS Mortgage Securities Trust,
Series 2014-GC18, Class A3	3.801	01/10/47	2,430	2,385,562
Series 2014-GC22, Class A4	3.587	06/10/47	4,840	4,726,065
Series 2014-GC22, Class AAB	3.467	06/10/47	255	250,496
Series 2014-GC24, Class A4	3.666	09/10/47	19,442	18,738,320
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4	3.363	07/15/45	339	336,012
Series 2013-C14, Class A4	4.133(cc)	08/15/46	3,769	3,723,309

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMBB Commercial Mortgage Securities Trust, (cont’d.)
Series 2013-C14, Class ASB	3.761%(cc)	08/15/46	3,525	$3,484,887
Series 2013-C17, Class A4	4.199	01/15/47	5,988	5,865,990
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	4,343	4,259,577
Series 2014-C21, Class A4	3.493	08/15/47	17,071	16,548,336
Series 2014-C25, Class A4A1	3.408	11/15/47	1,147	1,096,496
Series 2014-C25, Class ASB	3.407	11/15/47	2,350	2,288,295
Series 2014-C26, Class A3	3.231	01/15/48	18,125	17,302,414
Series 2015-C32, Class A4	3.329	11/15/48	3,500	3,376,591

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A1	1.066	05/13/53	3,671	3,456,934
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A5	2.960	04/15/46	7,287	7,211,067
Series 2016-JP02, Class ASB	2.713	08/15/49	6,419	6,084,844
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class AAB	2.657	05/15/46	39	38,753
Series 2013-C12, Class ASB	3.824	10/15/46	1,103	1,097,766
Series 2014-C14, Class A5	4.064	02/15/47	9,160	8,963,329
Series 2014-C15, Class A3	3.773	04/15/47	1,165	1,154,250
Series 2014-C16, Class A4	3.600	06/15/47	22,604	21,975,017
Series 2014-C17, Class A4	3.443	08/15/47	12,864	12,457,611
Series 2014-C19, Class A4	3.526	12/15/47	5,325	5,082,525
Series 2014-C19, Class ASB	3.326	12/15/47	3,400	3,319,873
Series 2015-C23, Class ASB	3.398	07/15/50	1,259	1,220,392
Series 2015-C26, Class A5	3.531	10/15/48	10,000	9,470,033
Morgan Stanley Capital I Trust,
Series 2018-H03, Class A2	3.997	07/15/51	491	485,341
Series 2020-HR08, Class A1	0.932	07/15/53	1,956	1,822,643

One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	4.825(c)	01/15/36	19,065	17,957,962
UBS-Barclays Commercial Mortgage Trust, Series 2013-C05, Class A4	3.185	03/10/46	860	857,317
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4	4.218(cc)	07/15/46	17,500	17,276,837
Series 2013-LC12, Class ASB	3.928(cc)	07/15/46	2,404	2,394,540
Series 2015-LC22, Class A3	3.572	09/15/58	4,231	4,017,062
Series 2015-NXS02, Class A2	3.020	07/15/58	91	88,210
Series 2015-NXS02, Class A4	3.498	07/15/58	10,300	9,797,227
Series 2016-C34, Class ASB	2.911	06/15/49	3,455	3,297,935

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-NXS05, Class A5	3.372%	01/15/59	4,920	$4,617,117

Total Commercial Mortgage-Backed Securities (cost $439,150,952)				424,599,060
Corporate Bonds 39.7%
Aerospace & Defense 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes	1.167	02/04/23	10,000	9,933,757
Agriculture 0.7%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	1,000	977,399
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,557,336
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	14,000	14,019,880

Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125	05/01/23	3,000	2,955,247
				24,509,862
Auto Manufacturers 3.4%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN(a)	0.750	08/09/24	4,500	4,208,754
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	7,000	6,764,185
Gtd. Notes, 144A	3.800	04/06/23	4,000	3,986,799
Gtd. Notes, 144A, SOFR Index + 0.530%	4.051(c)	04/01/24	4,000	3,973,024
Gtd. Notes, 144A, SOFR Index + 0.840%	4.437(c)	04/01/25	11,390	11,312,205
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	0.750	03/01/24	13,500	12,777,280
Gtd. Notes, 144A	5.375	11/26/25	8,500	8,561,174

PACCAR Financial Corp., Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,404,030
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,871,899
Sr. Unsec’d. Notes, MTN(a)	3.950	06/30/25	18,750	18,454,050

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.950	06/06/25	13,250	12,867,397
				112,180,797

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 10.0%
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	4.963%(c)	05/28/24	15,000	$14,840,993
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	3.895(c)	03/08/24	20,000	19,880,026
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	1.625	05/01/23	6,000	5,913,598
Sr. Unsec’d. Notes, SOFR Index + 0.900%	4.495(c)	04/11/25	4,750	4,686,207
Sr. Unsec’d. Notes, MTN, SOFR + 0.460%	4.044(c)	01/10/25	7,750	7,610,864
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	7,250	6,845,557
Sr. Unsec’d. Notes, 144A, SOFR Index + 0.410%	4.219(c)	02/04/25	20,000	19,553,638
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR Index + 0.420%	4.068(c)	10/18/24	10,000	9,819,829
Sr. Unsec’d. Notes, SOFR + 0.800%	4.206(c)	03/17/23	6,000	6,009,289

Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	3.903(c)	01/12/24	5,500	5,468,343
Credit Agricole Corporate & Investment Bank SA (France), Bank Gtd. Notes, MTN	0.400	01/15/23	11,600	11,540,107
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR Index + 0.390%	4.189(c)	02/02/24	2,500	2,411,787
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series E, SOFR + 0.500% (Cap N/A, Floor 0.000%)	4.324(c)	11/08/23	20,000	19,850,810
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	5.896(ff)	10/09/26	25,000	24,993,502
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A(a)	4.400	08/23/25	25,000	24,382,975
Fifth Third Bank NA, Sr. Unsec’d. Notes, MTN	1.800	01/30/23	5,000	4,975,490
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.768(ff)	08/09/25	15,000	13,840,918
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	10,000	9,974,049
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,029,003
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	3,750	3,593,596
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	3,000	2,956,767

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	4.873%(c)	03/22/25	9,000	$8,914,606
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A	0.625	05/24/24	9,500	8,884,762
Sr. Unsec’d. Notes, 144A(a)	4.750	09/22/25	10,500	10,413,817

Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.340%	3.916(c)	10/07/24	10,000	9,825,926
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650	09/09/24	11,250	10,389,357
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.440%	3.726(c)	09/16/24	7,500	7,445,066
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	3.569(c)	09/10/24	8,000	7,874,953
Sr. Unsec’d. Notes, MTN, SOFR + 0.220%	4.048(c)	06/02/23	5,200	5,187,302
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	4.228(c)	01/27/23	7,138	7,137,319
Truist Bank,
Sr. Unsec’d. Notes, SOFR + 0.200%	3.846(c)	01/17/24	14,850	14,848,920
Sr. Unsec’d. Notes, SOFR + 0.730% (Cap N/A, Floor 0.000%)	3.932(c)	03/09/23	2,000	1,991,695
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	3,000	2,828,930
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	4.184(c)	02/09/24	4,500	4,468,892

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	1,250	1,211,397
				327,600,290
Beverages 1.7%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	5,600	5,488,717
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,813,474

Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	17,000	17,169,269
Keurig Dr. Pepper, Inc., Gtd. Notes	0.750	03/15/24	25,000	23,642,275
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	5,500	5,302,715
				54,416,450

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.1%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	0.750%	09/29/23	2,250	$2,172,802
Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650	07/15/23	2,250	2,184,455
Chemicals 1.5%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	1,000	977,773
Linde, Inc., Gtd. Notes	4.700	12/05/25	28,500	28,603,910
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	1.900	05/13/23	3,000	2,956,510
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,381,152

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,418,827
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	2,750	2,550,322
				47,888,494
Cosmetics/Personal Care 0.4%
Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	6,750	6,562,829
GSK Consumer Healthcare Capital US LLC, Gtd. Notes, SOFR + 0.890%	4.347(c)	03/24/24	6,250	6,217,961
				12,780,790
Diversified Financial Services 1.7%
AIG Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	12,750	11,913,550
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)	3.643(c)	12/15/22	20,000	19,993,325
American Express Co., Sr. Unsec’d. Notes	3.400	02/27/23	10,000	9,968,497

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	5.135%(c)	01/30/23	1,660	$1,654,259
Citigroup Global Markets Holdings, Inc., Gtd. Notes, MTN	0.750	06/07/24	13,250	12,427,842
				55,957,473
Electric 4.8%
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	4.920(c)	11/01/23	3,000	2,985,268
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	4.475(c)	05/13/24	10,000	9,846,740
DTE Energy Co., Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,107,752
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	2,569	2,461,151
Florida Power & Light Co., Sr. Unsec’d. Notes, SOFR Index + 0.250%	4.074(c)	05/10/23	12,000	11,966,637
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.940	03/21/24	15,000	14,554,310
OGE Energy Corp., Sr. Unsec’d. Notes	0.703	05/26/23	22,988	22,512,157
PPL Electric Utilities Corp., First Mortgage, SOFR + 0.330%	3.787(c)	06/24/24	12,245	12,079,275
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	0.841	11/08/23	20,300	19,461,960
Southern California Edison Co.,
First Mortgage, Series C	4.200	06/01/25	14,250	14,013,332
First Mortgage, Series D	3.400	06/01/23	13,475	13,333,367
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.550	09/15/23	15,000	14,476,502
Sr. Unsec’d. Notes	0.800	03/15/24	7,250	6,861,898
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	6,030,642
				158,690,991
Entertainment 0.2%
Warnermedia Holdings, Inc., Gtd. Notes, 144A, SOFR Index + 1.780%	5.084(c)	03/15/24	7,500	7,474,244

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 1.2%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650%	06/03/24	3,500	$3,291,846
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	13,750	13,503,926
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	5,000	4,762,422
Gtd. Notes, 144A(a)	4.000	09/12/25	16,750	16,595,994
				38,154,188
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	7,000	6,938,291
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	3.574(c)	03/09/23	5,250	5,243,435
Healthcare-Products 1.3%
Baxter International, Inc.,
Sr. Unsec’d. Notes	0.868	12/01/23	10,000	9,606,004
Sr. Unsec’d. Notes, SOFR Index + 0.260%	4.079(c)	12/01/23	20,000	19,817,163

Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	1,250	1,193,982
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.530%	4.182(c)	10/18/24	12,435	12,317,022
				42,934,171
Healthcare-Services 0.4%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	7,250	6,824,416
Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,842,963
				12,667,379
Household Products/Wares 0.3%
Avery Dennison Corp., Sr. Unsec’d. Notes	0.850	08/15/24	12,350	11,514,274

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 3.0%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%	03/15/23	4,853	$4,826,342
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.500	04/04/25	8,000	7,662,188
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,781,754
Sec’d. Notes, 144A, SOFR + 0.390%	3.968(c)	04/06/23	10,000	9,976,910

Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,250	22,766,863
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	4,190	4,096,735
Sec’d. Notes, 144A, MTN	3.600	08/05/25	19,750	19,101,075

Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	4,750	4,581,894
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	7,250	6,894,614
Sec’d. Notes, 144A, SOFR + 0.450%	4.053(c)	04/12/24	1,250	1,242,103
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	4,250	4,097,097
Sr. Sec’d. Notes, 144A	0.473	01/12/24	10,000	9,489,030
				97,516,605
Internet 1.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	32,000	32,120,061
Iron/Steel 0.2%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,837,926
Machinery-Construction & Mining 0.5%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	10,000	9,686,144
Sr. Unsec’d. Notes, MTN, SOFR + 0.245%	4.064(c)	05/17/24	6,000	5,963,233
				15,649,377

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.4%
CNH Industrial Capital LLC, Gtd. Notes	3.950%	05/23/25	12,500	$12,175,451
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	3.764(c)	10/11/24	2,000	1,975,777
				14,151,228
Media 0.2%
Comcast Corp., Gtd. Notes	5.250	11/07/25	7,250	7,374,132
Miscellaneous Manufacturing 0.4%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	0.550	09/01/23	3,000	2,893,779
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100	01/09/23	10,000	9,968,111
				12,861,890
Oil & Gas 0.3%
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.571	04/15/23	4,000	3,952,551
Phillips 66, Gtd. Notes	0.900	02/15/24	4,000	3,810,438
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	0.550	05/15/23	2,500	2,450,918
				10,213,907
Pharmaceuticals 1.0%
AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737	03/15/23	5,312	5,245,656
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700	05/28/24	12,250	11,511,045
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	0.537	11/13/23	10,000	9,599,624
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	6,500	6,272,267
				32,628,592

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.7%
Enbridge, Inc. (Canada), Gtd. Notes	0.550%	10/04/23	8,000	$7,689,663
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	0.625	04/28/23	5,250	5,128,209
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.000	10/12/24	9,750	9,037,354
				21,855,226
Real Estate Investment Trusts (REITs) 0.2%
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	4.173(c)	04/23/24	8,500	8,442,381
Retail 1.2%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	1,750	1,734,508
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	2,250	2,130,606

Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,657,555
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700	04/15/25	6,000	5,772,359
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,928,592
Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	13,750	13,594,272
				39,817,892
Savings & Loans 0.3%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	9,750	9,224,400
Semiconductors 0.9%
Analog Devices, Inc., Sr. Unsec’d. Notes, SOFR + 0.250%	3.769(c)	10/01/24	2,000	1,966,179
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.972	02/15/24	28,500	26,990,592
				28,956,771

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600%	03/01/24	5,750	$5,439,755
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,200	1,168,584
				6,608,339
Telecommunications 0.7%
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	6,500	6,151,030
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	3,000	2,952,627
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	0.750	03/22/24	8,000	7,606,074
Sr. Unsec’d. Notes, SOFR Index + 0.500%	3.923(c)	03/22/24	7,000	6,947,988
				23,657,719

Total Corporate Bonds (cost $1,328,018,111)				1,302,158,589
Residential Mortgage-Backed Security 0.3%
Towd Point Mortgage Trust, Series 2021-SJ01, Class A1, 144A (cost $10,587,208)	2.250(cc)	07/25/68	10,477	9,811,986

Total Long-Term Investments (cost $2,253,562,112)				2,204,556,534

Shares
Short-Term Investments 33.9%
Affiliated Mutual Fund 0.4%
PGIM Institutional Money Market Fund (cost $13,751,053; includes $13,687,224 of cash collateral for securities on loan)(b)(we)	13,763,332	13,753,698

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit 5.4%
Bank of Nova Scotia, SOFR + 0.720% (Cap N/A, Floor 0.000%)	4.530%(c)	08/16/23	5,000	$5,002,245
Citibank NA	3.600	02/10/23	2,500	2,494,370
Credit Agricole Corporate & Investment Bank SA	3.690	12/22/22	15,000	14,997,873
MUFG Bank Ltd., SOFR + 0.560% (Cap N/A, Floor 0.000%)	4.370(c)	02/02/23	15,000	15,003,586
Natixis SA,
SOFR + 0.500%	4.310(c)	12/01/22	22,500	22,500,279
SOFR + 0.500%	4.310(c)	02/01/23	12,000	12,004,987

Natixis SA	5.000	09/27/23	15,000	14,932,380

Nordea Bank Abp, SOFR + 0.540%	4.350(c)	05/26/23	15,000	15,001,376
Skandinaviska Enskilda Banken AB, SOFR + 0.730%	4.540(c)	03/17/23	15,000	15,011,360
Standard Chartered Bank, SOFR + 0.420%	4.230(c)	07/28/23	13,000	12,974,537
State Street Bank & Trust Co.	4.300	03/27/23	5,000	4,992,996

State Street Bank & Trust Co., SOFR + 0.300%	4.100(c)	03/27/23	5,000	4,995,161

Svenska Handelsbanken, SOFR + 0.700%	4.510(c)	03/15/23	25,000	25,016,918
Toronto-Dominion Bank (The)	4.800	09/22/23	12,500	12,423,234

Total Certificates of Deposit (cost $177,497,430)				177,351,302
Commercial Paper 24.7%
Alimentation Couche-Tard, Inc., 144A	4.267(n)	12/05/22	30,000	29,982,463
Archer Daniels Midland Co., 144A	3.862(n)	12/06/22	25,000	24,984,087
Australia & New Zealand Banking Group Ltd., 144A, SOFR + 0.610%	4.420(c)	09/28/23	25,000	24,972,584
Banco Santander SA, 144A	3.291(n)	12/01/22	13,000	12,998,623
Bank of America Securities, Inc., 144A, SOFR + 0.850%	4.330(c)	10/18/23	14,500	14,510,094
Bank of Montreal, 144A, SOFR + 0.700%	4.510(c)	05/02/23	5,000	5,004,263
BNP Paribas SA,
144A, SOFR + 0.420%	4.230(c)	12/07/22	20,000	20,001,320
144A, SOFR + 0.510%	4.320(c)	12/14/22	15,000	15,002,332

BP Capital Markets PLC, 144A	5.037(n)	02/22/23	25,000	24,698,883
CDP Financial, Inc.,
144A	3.560(n)	12/15/22	5,000	4,991,860
144A, SOFR + 0.750%	4.550(c)	07/25/23	15,000	15,004,924

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
CDP Financial, Inc., (cont’d.)
144A, SOFR + 0.800%	4.600%(c)	11/01/23	5,000	$5,001,685

Citigroup Global Markets, Inc., 144A, SOFR + 0.650%	4.450(c)	09/20/23	15,000	14,977,876
Consolidated Edison, Inc., 144A	4.154(n)	12/01/22	23,404	23,401,332
Enbridge, Inc., 144A	4.524(n)	12/15/22	25,000	24,954,292
Enel Finance America LLC,
144A	4.873(n)	12/15/22	25,000	24,954,260
144A	5.869(n)	02/03/23	10,000	9,903,547
ERAC USA Finance Co.,
144A	4.413(n)	12/09/22	10,000	9,989,607
144A	4.413(n)	12/15/22	20,000	19,964,683

Federation des Caisses Desjardins du Quebec, 144A	3.620(n)	12/13/22	5,000	4,992,926
Fortive Corp.,
144A	4.416(n)	12/09/22	10,000	9,989,608
144A	4.417(n)	12/15/22	15,000	14,973,513
Glencore Funding LLC,
144A	4.155(n)	12/07/22	5,000	4,995,946
144A	4.541(n)	12/16/22	25,000	24,952,300
HCP, Inc.,
144A	4.361(n)	12/06/22	15,000	14,989,615
144A	4.540(n)	12/14/22	15,000	14,975,179
Hitachi America Capital Ltd.,
144A	4.203(n)	12/05/22	30,000	29,982,796
144A	4.207(n)	12/07/22	10,000	9,991,950
Ingredion, Inc.,
144A	4.222(n)	12/07/22	17,000	16,986,315
144A	4.277(n)	12/01/22	25,000	24,997,148
Mitsubishi Corp.,
144A	3.918(n)	12/06/22	3,000	2,998,076
144A	3.944(n)	12/16/22	20,000	19,964,907
144A	4.011(n)	12/15/22	8,000	7,986,877

Ontario Teachers’ Finance Trust, 144A	3.151(n)	01/12/23	10,000	9,950,347
Pacific Life Insurance Company, 144A	3.812(n)	12/05/22	20,000	19,989,378
Province of Alberta, 144A	4.355(n)	02/03/23	24,000	23,814,750

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Public Service Enterprise Group, Inc., 144A	4.154%(n)	12/01/22	20,000	$19,997,720
Realty Income Corp., 144A	4.270(n)	12/08/22	29,000	28,973,301
Republic Services, Inc., 144A	4.365(n)	12/15/22	10,000	9,982,329
Sempra Energy, 144A	4.151(n)	12/01/22	10,000	9,998,860
Sonoco Products Co.	4.100(n)	12/01/22	25,000	24,997,150
ST Engineering North America, Inc., 144A	3.893(n)	12/07/22	15,000	14,988,888
Swedbank AB, SOFR + 0.670%	4.480(c)	06/30/23	20,000	20,004,525
TransCanada PipeLines Ltd., 144A	4.433(n)	12/15/22	20,250	20,214,242
UDR, Inc., 144A	4.375(n)	12/02/22	15,000	14,996,576
Ventas Realty LP,
144A	4.260(n)	12/08/22	8,500	8,492,155
144A	4.261(n)	12/12/22	22,000	21,969,178

Virginia Electric & Power Co.	4.317(n)	12/19/22	10,000	9,978,572
Westpac Banking Corp., 144A, SOFR + 0.650%	4.460(c)	04/28/23	25,000	25,013,287

Total Commercial Paper (cost $811,451,993)				811,437,129

	Shares
Unaffiliated Fund 3.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $111,652,155)	111,652,155	111,652,155

Total Short-Term Investments (cost $1,114,352,631)		1,114,194,284

TOTAL INVESTMENTS 101.1% (cost $3,367,914,743)		3,318,750,818
Liabilities in excess of other assets(z) (1.1)%		(37,478,592)

Net Assets 100.0%		$3,281,272,226

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BSBY—Bloomberg Short-Term Bank Yield Index
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,521,628; cash collateral of $13,687,224 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
22	3 Month SOFR	Dec. 2022	$5,308,875	$(640)
46	3 Month SOFR	Mar. 2023	10,977,900	(7,309)
46	3 Month SOFR	Jun. 2023	10,934,775	(7,047)
46	3 Month SOFR	Sep. 2023	10,934,775	(6,859)
46	3 Month SOFR	Dec. 2023	10,954,900	(11,359)
34	3 Month SOFR	Mar. 2024	8,124,300	(10,937)

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Futures contracts outstanding at November 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
24	3 Month SOFR	Jun. 2024	$5,760,000	$(15,994)
24	3 Month SOFR	Sep. 2024	5,783,100	(23,982)
24	3 Month SOFR	Dec. 2024	5,799,600	(29,957)
16	3 Month SOFR	Mar. 2025	3,873,200	(19,029)
16	3 Month SOFR	Jun. 2025	3,876,600	(18,179)
16	3 Month SOFR	Sep. 2025	3,878,400	(17,017)
16	3 Month SOFR	Dec. 2025	3,879,600	(16,454)
18	2 Year U.S. Treasury Notes	Mar. 2023	3,696,469	(9,865)
				$(194,628)
Interest rate swap agreements outstanding at November 30, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,000	12/10/22	0.362%(S)	1 Day USOIS(1)(A)/ 3.830%	$—	$22,655	$22,655
7,000	01/14/23	(0.006)%(S)	1 Day USOIS(1)(A)/ 3.830%	8	134,480	134,472
25,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)/ 4.779%	(1,388)	104,970	106,358
5,000	04/13/23	(0.013)%(S)	1 Day USOIS(1)(A)/ 3.830%	21	152,428	152,407
8,560	05/11/23	2.250%(S)	1 Day USOIS(1)(A)/ 3.830%	(93,699)	93,451	187,150
18,000	06/07/23	0.148%(S)	1 Day USOIS(1)(A)/ 3.830%	49	626,945	626,896
75,000	07/26/23	0.192%(S)	1 Day USOIS(1)(A)/ 3.830%	103	2,923,005	2,922,902
11,000	09/06/23	2.114%(S)	1 Day SOFR(1)(A)/ 3.820%	94	250,857	250,763
4,000	09/11/23	1.423%(S)	1 Day SOFR(1)(A)/ 3.820%	82	119,598	119,516
42,500	09/23/23	4.220%(A)	1 Day SOFR(1)(A)/ 3.820%	18,526	146,851	128,325
8,000	10/01/23	0.251%(S)	1 Day SOFR(1)(A)/ 3.820%	70	340,946	340,876
30,000	11/09/23	4.210%(A)	1 Day SOFR(1)(A)/ 3.820%	25,536	168,647	143,111

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Interest rate swap agreements outstanding at November 30, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
10,000	12/01/23	2.634%(S)	1 Day SOFR(1)(A)/ 3.820%	$109	$188,644	$188,535
5,000	12/07/23	0.221%(S)	1 Day USOIS(1)(A)/ 3.830%	65	285,513	285,448
7,000	01/03/24	4.276%(A)	1 Day SOFR(1)(A)/ 3.820%	2,679	31,084	28,405
8,750	02/04/24	0.133%(S)	1 Day USOIS(1)(A)/ 3.830%	4,023	576,485	572,462
19,500	03/01/24	0.230%(S)	1 Day USOIS(1)(A)/ 3.830%	10,077	1,302,089	1,292,012
28,500	03/01/24	2.478%(S)	1 Day SOFR(1)(A)/ 3.820%	151	777,027	776,876
46,000	03/09/24	1.440%(S)	1 Day SOFR(1)(A)/ 3.820%	20,495	2,007,429	1,986,934
8,000	03/15/24	0.276%(S)	1 Day USOIS(1)(A)/ 3.830%	72	536,181	536,109
23,000	03/15/24	1.658%(S)	1 Day SOFR(1)(A)/ 3.820%	129	918,072	917,943
7,000	03/18/24	0.278%(S)	1 Day USOIS(1)(A)/ 3.830%	72	464,039	463,967
12,500	03/25/24	2.055%(S)	1 Day SOFR(1)(A)/ 3.820%	117	415,718	415,601
68,000	03/31/24	2.305%(S)	1 Day SOFR(1)(A)/ 3.820%	177,852	1,966,893	1,789,041
3,000	04/26/24	0.305%(S)	1 Day USOIS(1)(A)/ 3.830%	73	212,033	211,960
13,000	04/26/24	4.637%(A)	1 Day SOFR(1)(A)/ 3.820%	625	499	(126)
11,250	05/11/24	0.300%(S)	1 Day SOFR(1)(A)/ 3.820%	(839)	811,912	812,751
15,000	05/11/24	2.603%(S)	1 Day SOFR(1)(A)/ 3.820%	(10,136)	411,128	421,264
16,750	05/20/24	0.296%(S)	1 Day USOIS(1)(A)/ 3.830%	92	1,227,286	1,227,194
10,900	06/07/24	0.318%(S)	1 Day USOIS(1)(A)/ 3.830%	88	809,572	809,484
12,750	06/16/24	0.304%(S)	1 Day USOIS(1)(A)/ 3.830%	92	960,029	959,937
15,000	08/05/24	0.261%(S)	1 Day SOFR(1)(A)/ 3.820%	103	1,170,745	1,170,642

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Interest rate swap agreements outstanding at November 30, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
29,000	08/08/24	2.512%(S)	1 Day SOFR(1)(A)/ 3.820%	$144,703	$1,011,718	$867,015
3,000	08/13/24	0.368%(S)	1 Day SOFR(1)(A)/ 3.820%	89	228,662	228,573
5,000	08/17/24	4.498%(A)	1 Day SOFR(1)(A)/ 3.820%	—	3,251	3,251
8,000	08/31/24	0.399%(S)	1 Day USOIS(1)(A)/ 3.830%	93	610,246	610,153
12,500	09/01/24	2.500%(S)	1 Day SOFR(1)(A)/ 3.820%	3,355	448,607	445,252
6,750	09/08/24	3.602%(A)	1 Day SOFR(1)(A)/ 3.820%	—	101,017	101,017
4,500	09/09/24	0.368%(S)	1 Day SOFR(1)(A)/ 3.820%	(9)	346,191	346,200
46,500	09/09/24	1.484%(S)	1 Day SOFR(1)(A)/ 3.820%	53,081	2,583,366	2,530,285
9,750	10/12/24	0.511%(S)	1 Day SOFR(1)(A)/ 3.820%	107	727,908	727,801
12,000	03/21/25	1.998%(S)	1 Day SOFR(1)(A)/ 3.820%	135	577,845	577,710
83,500	03/30/25	2.418%(S)	1 Day SOFR(1)(A)/ 3.820%	310,537	3,074,618	2,764,081
24,500	04/24/25	4.557%(A)	1 Day SOFR(1)(A)/ 3.820%	(115,322)	(223,290)	(107,968)
16,000	05/11/25	0.450%(S)	1 Day SOFR(1)(A)/ 3.820%	12,574	1,537,560	1,524,986
18,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/ 3.820%	—	443,689	443,689
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/ 3.820%	(464,801)	1,346,342	1,811,143
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/ 3.820%	105,605	1,531,841	1,426,236
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 3.820%	488,804	1,525,087	1,036,283
14,000	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 3.820%	3,539	13,402	9,863
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 3.820%	(16,044)	(250,753)	(234,709)

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Interest rate swap agreements outstanding at November 30, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
7,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 3.820%	$—	$(108,630)	$(108,630)
65,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 3.820%	15,741	(152,143)	(167,884)
				$697,528	$35,533,745	$34,836,217

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).